Segmentation of key figures - Net sales by region (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of geographical areas [line items]
Net sales to third parties	$ 1,198	$ 1,863	$ 3,020	$ 3,640
Percentage of entity's revenue	100.00%	100.00%	100.00%	100.00%
United States
Disclosure of geographical areas [line items]
Net sales to third parties	$ 493	$ 779	$ 1,285	$ 1,516
Percentage of entity's revenue	41.00%	42.00%	43.00%	42.00%
International
Disclosure of geographical areas [line items]
Net sales to third parties	$ 705	$ 1,084	$ 1,735	$ 2,124
Percentage of entity's revenue	59.00%	58.00%	57.00%	58.00%